Revenues from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Summary of Revenues from Continuing Operations

	2019	2018	2017
Revenues from the sale of goods	$4,734	$23,874	$1,469
Milestone and licensing revenues	-	-	19,724
Revenues from the rendering of services	34	260	120
Rental revenue	136	499	1,000
	$4,904	$24,633	$22,313